CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 117,236	$ 76,217	$ 44,331
Cost of revenues	69,691	47,882	28,394
Gross profit	47,545	28,335	15,937
Operating costs and expenses:
Research and development, net	10,014	8,846	6,912
Marketing and selling	6,235	5,017	4,044
General and administrative	10,933	8,972	7,084
Net loss from sale of fixed asset	5	27	0
Total operating costs and expenses	27,187	22,862	18,040
Operating income (loss)	20,358	5,473	(2,103)
Financial (expenses) income, net (Note 12)	(159)	167	(121)
Net income (loss) from continuing operations before Tax	20,199	5,640	(2,224)
Net income (loss) from discontinued operations before Tax	0	0	(115)
Tax benefit	4,875	0	0
Net income (loss)	25,074	5,640	(2,339)
Net income (loss) attributable to non-controlling interest	0	0	(309)
Net income (loss) attributable to RADA Electronic Industries' shareholders	$ 25,074	$ 5,640	$ (2,030)
Basic net income (loss) from continuing operations per Ordinary share	$ 0.52	$ 0.13	$ (0.05)
Diluted net income (loss) from continuing operations per Ordinary share	0.50	0.13	(0.05)
Basic and diluted net income (loss) from discontinued operations per Ordinary share	0	0	(0.00)
Basic net income (loss) per Ordinary share	0.52	0.13	(0.05)
Diluted net income (loss) per Ordinary share	$ 0.50	$ 0.13	$ (0.05)
Weighted average number of Ordinary shares used for computing basic net income (loss) per share	48,255,097	43,321,058	38,148,756
Weighted average number of Ordinary shares used for computing diluted net income (loss) per share	50,077,416	44,565,379	38,841,866